Other operating income (expenses), net (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other Operating Income Expenses Net
Other operating income, net	R$ 64,638	R$ 71,877	R$ 70,288
Other operating expenses	(56,311)	(93,718)	37,368
Other operating income (expenses), net	R$ 8,327	R$ (21,841)	R$ 107,656